Investment in equity securities (Details) - USD ($)		6 Months Ended
	Apr. 09, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 23, 2023
Equity Securities [Abstract]
Beginning balance		$ 77,089,100
Equity securities acquired		18,114,116	$ 72,211,450
Proceeds from sale of equity securities		(46,088,578)	(258,999)
Gain on sale of equity securities		3,788,132
Realized foreign exchange loss		(170,110)
Unrealized gain on equity securities revalued at fair value at end of the period		11,237,706
Unrealized foreign exchange loss		(29)
Ending balance		63,970,337
Dividend income on equity securities		2,853,165	366,002
Eagle Bulk Shipping Inc [Member]
Equity Securities [Abstract]
Number of shares held (in shares)				1,391,500
Percentage of shares held				14.99%
Number of shares of Star Bulk common stock received for each share of Eagle common stock owned (in shares)	2.6211
Dividend income on equity securities		$ 2,853,165	$ 366,002